Vanguard Institutional Index Fund

Supplement to the Prospectus and Summary Prospectus Dated
April 27, 2017

Prospectus and Summary Prospectus Text Changes
The following replaces similar text under the heading “Investment Advisor”:
Portfolio Managers
Donald M. Butler, CFA, Principal of Vanguard. He has managed the Fund since
2000 (co-managed since 2016).
Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the
Fund since 2017.

Prospectus Text Changes
The following replaces similar text under the heading Investment Advisor:
The managers primarily responsible for the day-to-day management of the Fund are:
Donald M. Butler, CFA, Principal of Vanguard. He has been with Vanguard since
1992, has managed investment portfolios since 1997, and has managed the
Fund since 2000 (co-managed since 2016). Education: B.S.B.A., Shippensburg
University.
Michelle Louie, CFA, Portfolio Manager at Vanguard. She has been with
Vanguard since 2010, has worked in investment management since 2012, has managed investment portfolios since 2016, and has co-managed the Fund since
2017. Education: B.S., The American University; M.B.A., Georgia Institute of
Technology.
CFA® is a registered trademark owned by CFA Institute.
© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 854A 112017

Vanguard Institutional Index Funds

Supplement to the Statement of Additional Information Dated April 27, 2017

Changes to Vanguard Institutional Index Fund

Michelle Louie replaces Scott Geiger as co-manager of Vanguard Institutional Index Fund. All references to Scott E.
Geiger are removed. The Fund’s investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the following is added to the first paragraph under the heading “1. Other
Accounts Managed” on page B-33:

Michelle Louie co-manages Vanguard Institutional Index Fund; as of October 31, 2017, the Fund held assets of $231 billion. As of October 31, 2017, Ms. Louie also co-managed 3 other registered investment companies with total assets of
$407 billion, (none of which had advisory fees based on account performance).

In the Investment Advisory Services section, the following replaces the last paragraph under the heading
“4. Ownership of Securities” on page B-34:

As of October 31, 2017, the named portfolio managers did not own any shares of the Funds they managed.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 094A 112017